Financial instruments and risk management (Details 8) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	$ 4,239,025	$ 3,827,803
Aircraft Engines Land And Buildings Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	3,061,536	2,891,442
Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	377,377	287,208
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	706,183	587,371
Not later than one year [member] | Aircraft Engines Land And Buildings Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	391,158	372,697
Not later than one year [member] | Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	44,045	803
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	3,532,842	3,240,432
Later than one year and not later than five years [member] | Aircraft Engines Land And Buildings Leases [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	2,670,378	2,518,745
Later than one year and not later than five years [member] | Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	333,332	286,405
Pre Delivery Payments Facilities [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	360,982	308,640
Pre Delivery Payments Facilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	215,393	157,318
Pre Delivery Payments Facilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	145,589	151,322
Asset Backed Trust Notes [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	119,234	187,450
Asset Backed Trust Notes [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	24,669	44,396
Asset Backed Trust Notes [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	94,565	143,054
Other Financing Agreements [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	319,896
Other Financing Agreements [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	30,918
Other Financing Agreements [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments	$ 288,978
Working Capital Facilities [Member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments		153,063
Working Capital Facilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments		12,157
Working Capital Facilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual principal payments on financial liabilities and derivative financial instruments		$ 140,906